Deferred tax - Net deferred tax asset (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	£ (1,368)	£ (1,788)
Acquisitions and disposals of subsidiaries	30	257
(Credit)/charge to income statement	50
Charge/(credit) to other comprehensive income	229	202
Currency translation and other adjustments	2	(18)
Deferred tax liability (asset) at end of period	(1,057)	(1,368)
Pension
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	(715)	(873)
Acquisitions and disposals of subsidiaries		1
(Credit)/charge to income statement	3
Charge/(credit) to other comprehensive income	230	207
Currency translation and other adjustments	3	1
Deferred tax liability (asset) at end of period	(479)	(715)
Accelerated capital allowances
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	6	(6)
Acquisitions and disposals of subsidiaries	30
(Credit)/charge to income statement	(32)
Currency translation and other adjustments		16
Deferred tax liability (asset) at end of period	4	6
Provisions
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	(63)	(61)
(Credit)/charge to income statement	20
Currency translation and other adjustments	(3)
Deferred tax liability (asset) at end of period	(46)	(63)
Deferred gains
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	17	18
Acquisitions and disposals of subsidiaries		3
(Credit)/charge to income statement	(5)
Charge/(credit) to other comprehensive income	(1)
Currency translation and other adjustments	1	(5)
Deferred tax liability (asset) at end of period	12	17
Available-for-sale financial assets
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	1	7
Acquisitions and disposals of subsidiaries		4
Charge/(credit) to other comprehensive income		(5)
Deferred tax liability (asset) at end of period	1	1
Cash flow hedging
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period		4
Charge/(credit) to other comprehensive income		1
Total losses carried forward
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	(619)	(869)
Acquisitions and disposals of subsidiaries		249
(Credit)/charge to income statement	64
Currency translation and other adjustments		(35)
Deferred tax liability (asset) at end of period	(555)	(619)
Other
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	5	(8)
Charge/(credit) to other comprehensive income		(1)
Currency translation and other adjustments	1	5
Deferred tax liability (asset) at end of period	6	5
Continuing operations
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		(16)
Continuing operations | Pension
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		(51)
Continuing operations | Accelerated capital allowances
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		(4)
Continuing operations | Provisions
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		(2)
Continuing operations | Deferred gains
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		1
Continuing operations | Available-for-sale financial assets
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		(5)
Continuing operations | Cash flow hedging
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		(5)
Continuing operations | Total losses carried forward
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		41
Continuing operations | Other
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		9
Discontinued Operations
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		(5)
Discontinued Operations | Total losses carried forward
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		(5)
Bank
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	(1,365)	(1,546)
(Credit)/charge to income statement	76	(42)
Charge/(credit) to other comprehensive income	228	223
Currency translation and other adjustments	1
Deferred tax liability (asset) at end of period	(1,060)	(1,365)
Bank | Pension
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	(712)	(877)
(Credit)/charge to income statement	6	(58)
Charge/(credit) to other comprehensive income	229	223
Deferred tax liability (asset) at end of period	(477)	(712)
Bank | Accelerated capital allowances
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	(10)	(9)
(Credit)/charge to income statement	(6)	(1)
Deferred tax liability (asset) at end of period	(16)	(10)
Bank | Provisions
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	(51)	(47)
(Credit)/charge to income statement	14	(3)
Charge/(credit) to other comprehensive income		(1)
Deferred tax liability (asset) at end of period	(37)	(51)
Bank | Deferred gains
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	13	14
(Credit)/charge to income statement	(2)	(1)
Charge/(credit) to other comprehensive income	(1)
Currency translation and other adjustments	1
Deferred tax liability (asset) at end of period	11	13
Bank | Available-for-sale financial assets
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period		1
(Credit)/charge to income statement		(1)
Bank | Cash flow hedging
Reconciliation of net deferred tax asset
(Credit)/charge to income statement		(1)
Charge/(credit) to other comprehensive income		1
Bank | Total losses carried forward
Reconciliation of net deferred tax asset
Deferred tax liability (asset) at beginning of period	(605)	(628)
(Credit)/charge to income statement	64	23
Deferred tax liability (asset) at end of period	£ (541)	£ (605)